Fees Summary	Aug. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,699,000
Previously Paid Amount	0.00
Total Fee Amount	398.37
Total Offset Amount	0.00
Net Fee	398.37
Narrative - Max Aggregate Offering Price	$ 2,699,000
Final Prospectus	true